CASH AND CASH EQUIVALENTS:	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS:
NOTE 7 - CASH AND CASH EQUIVALENTS:

Cash and cash equivalents include cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible toknown amounts of cash and which are subject to an insignificant risk of changes in value. Below is the composition of cash and cash equivalents by US Dollar and other currencies:

	December 31,
	2024	2023
	US Dollars in thousands
US Dollar	56,141	14,673
New Israeli Shekel	4,939	9,777
Euro	4,758	3,044
British pound sterling	5,169	2,026
Australian Dollar	1,495	1,078
Other currencies	10,628	7,788
	83,130	38,386